Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant accounting policies
Basis Of Presentation And Going Concern Assumption

BASIS OF PREPARATION AND GOING CONCERN ASSUMPTION

The consolidated financial statements are prepared in accordance with the International Financial Reporting Standards (IFRS), issued by the International Accounting Standards Board (IASB) and the interpretations issued by the IASB’s International Financial Reporting Interpretation Committee. The consolidated financial statements provide a general overview of our activities and the results achieved. They give a true and fair view of our financial position, our financial performance and cash flows, on a going concern basis.

New Standards and Interpretations Applicable for the Annual Period

NEW STANDARDS AND INTERPRETATIONS APPLICABLE FOR THE ANNUAL PERIOD BEGINNING ON JANUARY 1, 2019

IFRS 16 Leases

The above new applicable standard affected the consolidated financial statements as follows:

We adopted IFRS 16 on January 1, 2019, in accordance with the transitional provisions of IFRS 16, using the modified retrospective approach. Consequently, the cumulative effect of adopting IFRS 16 was recognized as an adjustment to the opening balance of retained earnings as at January 1, 2019, with no restatement of the comparative figures.

On adoption of IFRS 16, we recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under IAS 17. These liabilities were measured at the present value of the remaining lease payments and discounted using our incremental borrowing rate as of January 1, 2019. Our weighted average incremental borrowing rate applied to the lease liabilities on January 1, 2019 was 1.55%.

The differences between our total operating lease commitments as reported in our consolidated financial statements of December 31, 2018 and the total lease liabilities recognized in our statement of financial position as at January 1, 2019 are summarized below.

(Euro, in thousands)
Operating lease commitments disclosed as at December 31, 2018	€27,704
Less : discounting effect using the lessee's incremental borrowing rate at the date of initial application	(1,223)
Less : other	(569)
Lease liability recognized as at January 1, 2019	25,912
Of which are :
current lease liabilities	4,516
non-current lease liabilities	€21,396

The change in accounting policy affected the statement of financial position as at January 1, 2019 as follows:

January 1, 2019
(Euro, in thousands)
Property, plant and equipment (right-of-use assets)	€26,406
Other current assets (prepaid expenses)	(494)
Effect on total assets	25,912

Accumulated losses	416
Lease liabilities (current and non-current)	25,912
Deferred income	(416)
Effect on total equity and liabilities	€25,912

We applied the following practical expedients, as permitted by IFRS 16, on transition date:

▪     Reliance on the previous definition of a lease (as provided by IAS 17) for all contracts that existed on the date of initial application;

▪     The use of a single discount rate to a portfolio of leases with reasonably similar characteristics;

▪     Reliance on previous assessments on whether leases are onerous instead of performing an impairment review;

▪     The accounting for operating leases with a remaining lease term of less than 12 months as at January 1, 2019 as short-term leases;

▪     No recognition of right-of-use assets and liabilities for leases of low value assets.

We refer to our updated accounting policy on leases as a result of the adoption of IFRS 16.

Other new standards and interpretations applicable for the annual period beginning on January 1, 2019 did not have any impact on our consolidated financial statements.

NEW STANDARDS AND INTERPRETATIONS APPLICABLE FOR THE ANNUAL PERIOD BEGINNING ON JANUARY 1, 2020

New standards and interpretations applicable for the annual period beginning on January 1, 2020 did not have any material impact on our consolidated financial statements.

Standards And Interpretations Published But Not Yet Applicable For The Annual Period

STANDARDS AND INTERPRETATIONS PUBLISHED, BUT NOT YET APPLICABLE FOR THE ANNUAL PERIOD BEGINNING ON JANUARY 1, 2020

A number of new standards are effective for annual periods beginning on or after January 1, 2021 with earlier adoption permitted. However we have not early adopted new or amended standards in preparing our consolidated financial statements. Of the standards that are not yet effective, we expect no standard to have a material impact on our financial statements in the period of initial application.

Consolidated Reporting

CONSOLIDATED REPORTING

The consolidated financial statements comprise the financial statements of Galapagos NV and entities controlled by Galapagos NV. Control is achieved where Galapagos NV has the power to direct the relevant activities of another entity so as to obtain benefits from its activities. The results of subsidiaries are included in the statement of operations and statement of comprehensive income from the effective date of acquisition up to the date when control ceases to exist. Where necessary, adjustments are made to the financial statements of subsidiaries to ensure consistency with our accounting policies. All intra-group transactions, balances, income and expenses are eliminated when preparing the consolidated financial statements.

Intangible Assets

INTANGIBLE ASSETS

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

An internally generated intangible asset arising from our development activities is recognized only if all of the following conditions are met:

▪            Technically feasible to complete the intangible asset so that it will be available for use or sale

▪            We have the intention to complete the intangible assets and use or sell it

▪            We have the ability to use or sell the intangible assets

▪            The intangible asset will generate probable future economic benefits, or indicate the existence of a market

▪            Adequate technical, financial and other resources to complete the development are available

▪            We are able to measure reliably the expenditure attributable to the intangible asset during its development

Internally generated intangible assets

The amount capitalized as internally generated intangible assets is the sum of the development costs incurred as of the date that the asset meets the conditions described above. Because of risks and uncertainties inherent to the regulatory authorizations and to the development process itself, management estimates that the conditions for capitalization are not met until we obtain regulatory approval from the competent authorities.

Currently we recognize all development costs as an expense in the period in which they are incurred, even for approved products because they do not generate separately identifiable incremental future economic benefits that can be reliably measured.

Licenses, patents & know-how

Acquired in-process research and development obtained through in-licensing agreements, business combinations, collaboration agreements or separate acquisitions are capitalized as an intangible asset provided that they are separately identifiable, controlled by us and expected to provide economic benefits. As the probability criterion in IAS 38 is always considered to be satisfied for separately acquired research and development assets, upfront and milestone payments to third parties for products or compounds for which regulatory approval has not yet been obtained are recognized as intangible assets. We consider such intangible assets as not yet available for use until the moment that the underlying asset is approved and commercially launched. Amortization will commence when the underlying asset is approved for commercialization and the asset will be amortized over its useful life.

Licenses, patents and know-how will be amortized over their useful life (generally between 5 and 20 years), using the straight-line method.

Intangible assets may also consist of upfront fees paid to third party institutions in exchange for an option to negotiate a license to any of the third party’s rights in technology resulting from the collaboration. The upfront fee paid in exchange for this option is capitalized as intangible asset and amortized over the expected duration of the option.

In the event an asset has an indefinite life, this fact is disclosed along with the reasons for being deemed to have an indefinite life. Intangible assets with an indefinite useful life and intangible assets which are not yet available for use are tested for impairment annually, and whenever there is an indication that the asset might be impaired.

Software

Acquired software is recognized at cost less accumulated amortization and any impairment loss. Amortization is recognized so as to write off the cost of assets over their useful lives (generally between 3 and 5 years), using the straight-line method.

Contract costs

Contract costs are those costs we incur to obtain a contract with a customer that we would not have incurred if the contract has not been obtained and are capitalized as intangible assets only if they are expected to be recoverable. Capitalized contract costs are amortized on a systematic basis that reflects the pattern of transfer of the related promised goods or services to the customer. Costs that we would have incurred regardless of whether the contract is obtained or those costs that are not directly related to obtaining a contract would not be capitalized.

Property, Plant and Equipment

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are recognized at cost less accumulated depreciation and any impairment loss.

Depreciation of an asset begins when it is available for use, ie when it is in the location and condition necessary for it to be capable of operating in the manner intended by management.

Depreciation is recognized so as to write off the cost of assets over their useful lives, using the straight-line method, on the following bases:

▪            Installation & machinery: 3–15 years

▪            Furniture, fixtures & vehicles: 4–10 years

Leasehold improvements are depreciated over the term of the lease, unless a shorter useful life is expected.

The other tangible assets category mainly consists of assets under construction. Assets under construction are not depreciated.

Any gain or loss incurred at the disposal of an asset is determined as the difference between the sale proceeds and the carrying amount of the asset, and is recognized in profit or loss.

Financial Instruments

FINANCIAL INSTRUMENTS

Financial assets and financial liabilities are recognized on our balance sheet when we become a party to the contractual provisions of the instrument. We do not actively use currency derivatives to hedge planned future cash flows, nor do we make use of forward foreign exchange contracts, outside of the Gilead transaction, fully settled at December 31, 2019. Additionally, we don’t have financial debts at December 31, 2020.

(i) Financial assets

Financial assets are initially recognized either at fair value or at their transaction price. All recognized financial assets will subsequently be measured at either amortized cost or fair value under IFRS 9 on the basis of both our business model for managing the financial assets and the contractual cash flow characteristics of the financial asset.

▪	a financial asset that (i) is held within a business model whose objective is to collect the contractual cash flows and (ii) has contractual cash flows that are solely payments of principal and interest on the principal amount outstanding is measured at amortized cost (net of any write down for impairment), unless the asset is designated at fair value through profit or loss (FVTPL) under the fair value option;

▪	a financial asset that (i) is held within a business model whose objective is achieved both by collecting contractual cash flows and selling financial assets and (ii) has contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding, is measured at fair value through other comprehensive income (FVTOCI), unless the asset is designated at FVTPL under the fair value option;

▪	all other financial assets are measured at FVTPL.

A financial asset is classified as current when the cash flows expected to flow from the instrument mature within one year.

We derecognize a financial asset when the contractual rights to the cash flows from the asset expire, or we transfer the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

We classify non-derivative financial assets into the following categories:

-         financial assets at fair value through profit or loss (equity instruments, current financial investments and cash equivalents)

-         financial assets at amortized cost (receivables, current financial investments and cash and cash equivalents).

Financial assets at fair value through profit or loss

Financial assets are designated at fair value through profit or loss if we manage such investments and make purchase and sale decisions based on their fair value in accordance with our investment strategy. Attributable transaction costs are recognized in profit or loss as incurred. Financial assets at fair value through profit or loss are measured at fair value, and changes therein, which take into account any dividend income, are recognized in profit or loss.

Equity instruments

We hold investments in equity instruments, which based on IFRS 9, are designated as financial assets at fair value through profit or loss. The fair value of listed investments is based upon the closing price of such securities on Euronext at each reporting date. If there is no active market for an equity instrument, we establish the fair value by using valuation techniques.

Current financial investments measured at fair value through profit or loss

Current financial investments include financial assets measured at fair value through profit or loss and may comprise short term bond funds that have a maturity equal or less than 12 months, and money market funds.

Cash equivalents measured at fair value through profit or loss

Cash equivalents measured at fair value through profit or loss may comprise short-term deposits, bonds and money market funds that are readily convertible to cash and are subject to an insignificant risk of changes in value.

Financial assets at amortized cost

Receivables

Receivables are designated as financial assets measured at amortized cost. They are initially measured either at fair value or at transaction price, in the absence of a significant financing component.

All receivables are subsequently measured in the balance sheet at amortized cost, which generally corresponds to nominal value less expected credit loss provision.

Receivables mainly comprise trade and other receivables and current/non-current R&D incentives receivables.

The R&D incentives receivables relate to refunds resulting from R&D incentives on research and development expenses in France and Belgium. Research and development incentives receivables are discounted over the period until maturity date according to the appropriate discount rates.

Current financial investments measured at amortized cost

Current financial investments measured at amortized cost include treasury bills that have a maturity equal or less than 12 months. We apply settlement date accounting for the recognition and de-recognition of current financial investments measured at amortized cost.

Cash

Cash are financial assets measured at amortized cost and comprise cash balances and short-term deposits with maturities of three months or less from the acquisition date that are subject to an insignificant risk of changes in their value.

Cash equivalents measured at amortized costs

Cash equivalents measured at amortized cost comprise short-term deposits that are readily convertible to cash and are subject to an insignificant risk of changes in value.

Cash and cash equivalents exclude restricted cash, which is presented in the line other non-current assets in the statement of financial position.

(ii) Financial liabilities

Financial liabilities are initially measured either at fair value or at their transaction price. Subsequent to initial recognition, financial liabilities are measured at amortized cost.

Financial liabilities mainly comprise trade and other liabilities.

Trade and other liabilities are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the financial year. They also include accrued expense related to our research and development project costs.

We derecognize a financial liability when its contractual obligations are discharged, cancelled or expire.

(iii) Financial instruments: derivative assets/liabilities

Financial assets and financial liabilities are recognized on our balance sheet when we become a party to the contractual provisions of the instrument.

Derivative assets and liabilities are initially measured at fair value. After initial measurement we will measure the derivatives at fair value through profit or loss.

Taxation

TAXATION

Income tax in the profit or loss accounts represents the sum of the current tax and deferred tax.

Current tax is the expected tax payable on the taxable profit of the year. The taxable profit of the year differs from the profit as reported in the financial statements as it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. Our liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred income tax is provided in full, using the liability-method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. However, the deferred income tax is not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit nor loss.

Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. Deferred tax assets are recognized to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. As such, a deferred tax asset for the carry forward of unused tax losses will be recognized to the extent that is probable that future taxable profits will be available.

Foreign Currencies

FOREIGN CURRENCIES

Functional and presentation currency

Items included in the financial statements of each of our entities are valued using the currency of the primary economic environment in which the entity operates. The consolidated financial statements are presented in Euros, which is our presentation currency.

Transactions and balances in foreign currency

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of transaction. We use monthly transaction rates based on the closing exchange rates of the foreign currencies on the last business day of the month preceding the date of the transaction. Foreign currency gains and losses resulting from the settlement of such transactions and from the translation at closing rates of monetary assets and liabilities denominated in foreign currencies are recognized in the financial result in the statement of operations.

Non-monetary assets and liabilities measured at historical cost that are denominated in foreign currencies are translated using the exchange rate at the date of the transaction.

▪            Financial statements of foreign group companies

The results and financial position of all our entities that have a functional currency different from Euro are translated as follows:

▪            Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

▪            Income and expenses for each statement of operations are translated at average exchange rates;

▪            All resulting cumulative exchange differences are recognized as a separate component of equity;

▪            Such cumulative exchange differences are recognized in profit or loss in the period in which the foreign operation is disposed of.

Recognition Of Expenses Linked To Clinical Trial Milestones

RECOGNITION OF EXPENSES LINKED TO CLINICAL TRIAL MILESTONES

We recognize expenses specifically linked to clinical trial milestones with regard to patient recruitment and patient treatment (i.e. completion), incurred in carrying out clinical trials, in line with actual patient recruitment or treatment at each period end, in reference to the milestone targets for patient recruitment or treatment.

This involves the calculation of clinical trial accruals at each period end, for which an estimation of the expected full clinical trial milestone cost is required, as well as the current stage of patient recruitment or treatment.

Clinical trials usually take place over extended time periods and typically involve a set-up phase, a recruitment phase and a completion phase which ends upon the receipt of a final report containing full statistical analysis of trial results. Accruals for patient recruitment and patient completion are prepared separately for each clinical trial in progress and take into consideration the stage of completion of each trial including the number of patients that have entered the trial and the number of patients that have been treated in the trial. In all cases, the full cost of each trial is expensed by the time the final report is received.

Revenue Recognition

REVENUE RECOGNITION

Revenues to date have consisted principally of milestones, license fees, non-refundable upfront fees and royalties received in connection with collaboration and license agreements. We also generate revenue from our fee-for-service activities, which is reported as discontinued operations per December 31, 2020.

The revenue recognition policies can be summarized as follows:

We recognize revenue when our customer obtains control of promised goods or services, in an amount that reflects the consideration that we expect to receive in exchange for those goods or services. To determine revenue recognition for agreements that we determine are within the scope of IFRS 15, we perform the following five steps:

(i) identify the contract

In our current agreements with customers we are mainly transferring licenses on our IP and in some cases this is combined with access rights and/or providing research and development services and/or cost sharing mechanisms. In some cases our collaborations also include an equity subscription component. If this is the case, we analyze if the criteria to combine contracts, as set out by IFRS 15, are met.

(ii) identify the performance obligations in the contract

Depending on the type of the agreement, there can be one or more distinct performance obligations under IFRS 15. This is based on an assessment of whether the promises in an agreement are capable of being distinct and are distinct from the other promises to transfer goods and/or services in the context of the contract. For some of our agreements we combine the transfer of the license with the performance of research and development activities because we consider that the license is not capable of being distinct and is not distinct in the context of the contract.

(iii) determine the transaction price

Collaboration and license agreements with our commercial partners for research and development activities generally include non-refundable upfront fees; milestone payments, the receipt of which is dependent upon the achievement of certain clinical, regulatory or commercial milestones; license fees, royalties on sales and sometimes reimbursement income or profits sharing arrangements.

a/ License fees or upfront payments

If the license to our intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, we recognize revenues from non-refundable upfront fees allocated to the license at the point in time the license is transferred to the customer and the customer has the right to use the license.

For licenses that are bundled with other promises, we utilize judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. If over time, revenue is then recognized based on a pattern that best reflects the transfer of control of the service to the customer.

b/ Milestone Payments other than sales based milestones

A milestone payment is only included in the transaction price to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. We estimate the amount to be included in the transaction price using the most likely amount method, where milestone payments are included in the transaction price upon achievement of the milestone event. The transaction price is then allocated to each performance obligation on a stand-alone selling price basis, for which we recognize revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, we re-evaluate the probability of achievement of such milestones and any related constraint, and if necessary, adjust our estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment.

c/ Reimbursement Income for R&D Services

Collaboration and license agreements may include reimbursement or cost sharing for research and development services: such as outsourcing costs and payment for FTEs at contractual rates. R&D services are performed and satisfied over time given that the customer simultaneously receives and consumes the benefits provided by us.

Such costs reimbursements received are recognized in revenues when costs are incurred and agreed by the parties when we are acting as a principal in the scope of our stake of the R&D activities. If the later condition is not fulfilled, costs reimbursements are accounted for as a decrease of the related expenses.

d/ Sales based milestone payment and Royalties

License and collaboration agreements include sales-based royalties, including commercial milestone payments based on the level of sales, and the license has been deemed to be the predominant item to which the royalties relate. Related revenue is recognized as the subsequent underlying sales occur.

(iv) allocate the transaction price to the performance obligations in the contract

We allocate the transaction price to each performance obligation identified in the contract based upon the stand-alone selling price. The stand-alone selling price of each performance obligation is estimated by using one of the following methods: adjusted market assessment approach, the expected cost plus a margin approach or the residual approach.

If management assesses that there is only one single performance obligation, the entire transaction price would be allocated to this performance obligation.

(v) recognize revenue when (or as) the entity satisfies a performance obligation

Revenue is recognized when our customer obtains control of the goods and/or services foreseen in the contracts. The control can be transferred over time or at a point in time – which results in recognition of revenue over time or at a point in time.

In case of revenue recognition over time, we use either an input model that considers estimates of the percentage of total research and development costs that are completed each period compared to the total estimated costs (percentage of completion method) or we apply an output method to measure the progress of the satisfaction of the underlying performance obligation. In other cases, depending on specific circumstances, we recognize revenue on a straight-line basis over the estimated term of the performance obligation.

We refer to note 6 for detailed information per agreement and to our Critical accounting judgments and key sources of estimation uncertainty for more information.

OTHER INCOME

Grants and R&D incentives

As we carry out extensive research and development activities, we benefit from various grants and R&D incentives from certain governmental agencies. These grants and R&D incentives generally aim to partly reimburse (approved) expenditures incurred in our research and development efforts and are credited to the statement of operations, under other income, when the relevant expenditure has been incurred and there is reasonable assurance that the grants or R&D incentives are receivable.

Equity Instruments	EQUITY INSTRUMENTS Equity instruments issued by us are measured by the fair value of the proceeds received, net of direct issue costs.
Employee Benefits

EMPLOYEE BENEFITS

a/ Defined contribution plans

Contributions to defined contribution pension plans are recognized as an expense in the statement of operations as incurred.

b/ Defined benefit plans

For defined retirement benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period. Re-measurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognized in other comprehensive income in the period in which they occur. Re-measurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss. Past service cost is recognized in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

Defined benefit costs are categorized as follows:

▪            Service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements)

▪            Net interest expenses or income

▪            Re-measurement

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or a reduction in future contributions to the plans. A liability for a termination benefit is recognized at the earlier of when we can no longer withdraw the offer of the termination benefit and when we recognize any related restructuring costs.

c/ Staff bonus plan

We recognize an expense in the statement of operations for staff bonus plans.

d/ Management bonus plan

(I)                       Bonuses which were granted for performance years until 2018

The management board members, together with other senior managers, are eligible to receive bonuses under the Senior Management Bonus Scheme established in 2006. Pursuant to the rules of the Senior Management Bonus Scheme, 50% of the bonus is paid immediately around year-end and the payment of the remaining 50% is deferred for three years. The deferred 50% component is dependent on the Galapagos share price change relative to the Next Biotech Index (which tracks Euronext-listed biotech companies). The Galapagos share price and the Next Biotech Index at the start and end of the 3‑year period is calculated by the average price over the preceding and last month of the 3‑year period, respectively.

▪	If the Galapagos share price change is better than or equal to the change in the Next Biotech Index, the deferred bonus will be adjusted by the share price increase/decrease percentage and paid out
▪	If the Galapagos share price change is up to 10% worse than the change in the Next Biotech Index, 50% of the deferred bonus will be adjusted by the share price increase/decrease percentage and paid out, and the remainder will be forfeited
▪	If the Galapagos share price change is more than 10% worse than the change in the Next Biotech Index the deferred bonus will be forfeited

We recognize the possible payment of the deferred component of the Senior Management Bonus Scheme within three years at the moment that the bonus amount is determined, based on the fair value of the liability at each reporting period. The fair value of the liability is measured by use of the Monte Carlo valuation model taking into consideration (a) the average reference price of the Galapagos share and Next Biotech Index, (b) the average price of the reporting period of the Galapagos share and the Next Biotech Index, (c) the simulation of the evolution of the Galapagos share price and the Next Biotech Index based on their volatility and correlation until maturity of the bonus, (d) the applicable discount rates at the end of the reporting period and (e) the probability of the number of beneficiaries assumed to stay with us until maturity of the bonus. The changes in fair value are recognized in profit or loss for the period.

(II)                        Bonuses which were granted for performance year 2019 and beyond

The management board members, together with other senior managers are eligible to receive a bonus based on achievement of personal and corporate objectives. This bonus is paid in cash.

Share-Based Payments

SHARE-BASED PAYMENTS

a/ Equity-settled share based payments

We grant equity-settled incentives to certain employees, supervisory board members and consultants in the form of subscription rights. Equity-settled subscription rights are measured at fair value at the date of acceptance. The fair value determined at the acceptance date of the subscription rights is expensed over time until the end of the vesting period, based on our estimate of subscription rights that are expected to be exercised. Fair value is measured by use of the Black & Scholes model. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

b/ Long-term incentive plans in RSUs (Restricted Stock Units)

Management board members and other employees were granted RSUs in 2019 and 2020. An RSU is a grant that takes the form of a promise that employees will receive Galapagos stock in the future and it will be payable, at the company’s discretion in cash or in shares, upon completion of a certain vesting period. Each RSU reflects the value of one Galapagos share.

The RSUs are measured based on the volume weighted average share price over the 30-calendar day period preceding the measurement date. We recognize the corresponding expense and liability over the vesting period. The fair value of the liability is re-measured at each reporting date because currently it is management’s intention to settle the RSUs in cash.

Provisions

PROVISIONS

Provisions are recognized on the balance sheet when we have a present obligation as a result of a past event; when it is probable that an outflow of resources embodying economic benefits will be required to settle the obligations and a reliable estimate can be made of the amount of the obligations. The amount recognized as a provision is the best estimate of the expenditure required to settle the present obligation at the balance sheet date. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of the money and, when appropriate, the risk specific to the liability.

Leases

Leases

As explained in the beginning of this note, we adopted IFRS 16 on January 1, 2019, resulting in a change in our accounting policy.

Accounting policy as from January 1, 2019

All leases are accounted for by recognizing a right-of-use asset and a corresponding lease liability except for:

- Leases of low value assets; and

- Leases with a duration of 12 months or less

Liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the lease payments that are not paid at the commencement date, discounted using the rate implicit in the lease. If this rate cannot be readily determined, we will apply the incremental borrowing rate. The lease payments can include fixed payments, variable payments that depend on an index or rate known at the commencement date, expected residual value guarantees, termination penalties and extension option payments or purchase options if we are reasonably certain to exercise this option.

After initial recognition, the lease liability is measured at amortized cost using the discount rate determined at commencement and will be re-measured (with a corresponding adjustment to the related right-of-use asset) when there is a change in future lease payments in case of renegotiation, changes of an index or rate or in case of reassessment of options.

At the commencement date, the right-of-use assets are measured at cost, comprising the amount of the initial lease liability, initial direct costs and the expected dismantling and removing costs (when we incur an obligation for such costs), less any lease incentives received from the lessors.

After initial recognition, the right-of-use assets are measured at cost and depreciated over the shorter of the underlying asset’s useful life and the lease term on a straight-line basis. The right-of-use assets will be adjusted for any re-measurements of the lease liability as a result of lease modifications. The right-of-use assets are subject to impairment testing if there is an indicator for impairment, as for property, plant and equipment. The right-of-use assets are presented in the statement of financial position under the caption “Property, plant and equipment” and the lease liabilities are presented as current and non-current lease liabilities.

In determining the lease term, we consider all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. We only include extension options (or periods after termination options) in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within our control.

Each lease payment is allocated between the liability and financial expenses. The finance cost is charged to the statement of operations over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.

Accounting policy until January 1, 2019

Until the end of 2018, leases of property, plant and equipment were classified as either finance or operating leases.

Leases were classified as finance leases whenever the terms of the lease substantially transferred all the risks and rewards of ownership to the lessee. All other leases were classified as operating leases.

Assets held under finance leases were recognized as our assets at their fair value or, if lower, at the present value of the minimum lease payments, each determined at the inception of the lease. These assets held under finance leases were depreciated over their useful lives on the same bases as owned assets or, where shorter, over the term of the related lease agreement. The corresponding liability to the lessor was included in the balance sheet as a finance lease obligation. The payments were divided proportionally between the financial costs and a diminution of the outstanding balance of the obligation, so that the periodic interest rate on the outstanding balance of the obligation would be constant. Interest was recognized in the statement of operations, unless it was directly attributable to the corresponding asset, in which case it was capitalized.

Rents paid on operating leases were charged to income on a straight-line basis over the term of the relevant lease. Benefits received and receivable as an incentive to enter into an operating lease were also spread on a straight-line basis over the lease term.

Impairment

IMPAIRMENT

(i) Financial assets

The impairment loss of a financial asset measured at amortized cost is calculated based on the expected loss model.

For trade receivables, in the absence of a significant financing component, the loss allowance is measured at an amount equal to lifetime expected credit losses. Those are the expected credit losses that result from all possible default events over the expected life of those trade receivables.

Impairment losses are recognized in the consolidated statement of operations.

(ii) Property, plant and equipment and intangible assets

For intangible assets with an indefinite life or intangible assets not available for use yet, we perform an impairment test at least on an annual basis. Furthermore we review at each balance sheet date the carrying amount of our tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, we estimate the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset or cash generating unit is estimated to be less than the carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized as an expense immediately.

When an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined, had no impairment loss been recognized for the asset in prior years. A reversal of an impairment loss resulting from a sale of a subsidiary is recognized as income. In other cases impairment losses of goodwill are never reversed.

Net Income / Loss Per Share

NET INCOME / LOSS PER SHARE

Basic net income/loss per share is computed based on the weighted average number of shares outstanding during the period. Diluted net income per share is computed based on the weighted average number of shares outstanding including the dilutive effect of warrants, if any.

Segment Reporting

Segment reporting

The group had two reportable segments, R&D and fee-for-service business. Due to the disposal of Fidelta d.o.o. (our fee-for-service segment), we have reported this segment as discontinued operations at December 31, 2020. Galapagos is therefore operating as a single operating segment.